Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Short-Term Treasury Bond Index Fund
Apr. 29, 2025
Fidelity Short-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.25%
Past 5 years	0.97%
Past 10 years	1.28%
Fidelity Short-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.09%
Past 5 years	0.31%
Past 10 years	0.66%
Fidelity Short-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.97%
Past 5 years	0.48%
Past 10 years	0.72%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
LB154
Average Annual Return:
Past 1 year	3.30%
Past 5 years	1.00%
Past 10 years	1.33%